4. Acquisition of SDA Mill (Tables)	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Pro forma results of operations
September 30,
2017
Pro Forma

Net Sales	$234,856

Operating Expenses	2,238,594

Net Loss	$(2,003,738)